Document and Entity Information	6 Months Ended
Nov. 30, 2012
Document And Entity Information
Entity Registrant Name	RED MOUNTAIN RESOURCES, INC.
Entity Central Index Key	0001483496
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company
Document Type	8-K
Amendment Flag	true
Amendment Description

On February 1, 2013, Red Mountain Resources, Inc. (the “Company”) filed a Form 8-K to report that on January 28, 2013, the Company had acquired 5,091,210 shares of common stock of Cross Border Resources, Inc. (“Cross Border”) bringing the Company’s total ownership to approximately 77.9% of the outstanding common stock of Cross Border. This Amendment No. 1 to the Current Report on Form 8-K/A is being filed to provide the financial statements described in Item 9.01 below.

Document Period End Date	Nov 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

UNAUDITED PRO FORMA COMBINED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.	Dec. 31, 2012 Cross Border Resources, Inc.
ASSETS
Cash and cash equivalents		$ 624	$ 382	$ 242
Restricted cash		227	227
Accounts receivable - oil and natural gas sales		3,604	409	3,195
Accounts receivable - other		326	326
Accounts receivable - related party	(204)	5	209
Derivative Asset - Current Portion		236		236
Current Tax Asset		22		22
Debt issuance costs		145	145
Prepaid expenses and other current assets		696	231	465
Total current assets	(204)	5,885	1,929	4,160
Long-Term Investments:
Equity method investment in Cross Border Resources, Inc.	(11,877)		11,877
Investment in Cross Border Resources, Inc. warrants	(827)		827
Debentures - held to maturity		830	830
Oil and Natural Gas Properties, Successful Efforts Method:
Proved properties	(24,086)	45,493	25,533	44,046
Unproved properties	20,906	27,518	2,410	4,202
Other property and equipment	(77)	692	639	130
Less accumulated depreciation, depletion, amortization and impairment	16,096	(6,401)	(6,401)	(16,096)
Oil and natural gas properties, net	12,839	67,302	22,181	32,282
Other Assets:
Security deposit and other assets		299	299
Deferred financing costs, net of accumulated amortization	(101)			101
Derivative Asset, net of Current Portion		55		55
Other Assets		54		54
Total Assets	(170)	74,425	37,943	36,652
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable		8,911	4,684	4,227
Accounts payable - related party	(215)	4	4	215
Revenues payable		978	978
Accrued expenses	(131)	993	932	192
Derivative liability		209	209
Line of credit		1,556	1,556
Convertible notes payable, net of discount of $990		6,527	6,527
Creditors payable - current portion		758		758
Deferred Tax Liability		22		22
Asset retirement obligation - current portion		452		452
Environmental liability, current portion		860		860
Notes payable - current portion	(764)	2,760	2,760	764
Total current liabilities	(1,110)	24,030	17,650	7,490
Long-Term Liabilities:
Environmental liability, net of current portion		1,240		1,240
Line of credit		8,750		8,750
Stock issuance liability		100	100
Creditors payable, net of current portion		595		595
Asset retirement obligation, net of current portion		3,698	833	2,865
Total Liabilities	(1,110)	38,413	18,583	20,940
Commitments and Contingencies
Stockholders' Equity:
Common stock		17	1	16
Additional paid-in capital	(22,296)	46,860	36,385	32,771
Noncontrolling interest	6,161	6,161
Accumulated deficit	17,075	(17,026)	(17,026)	(17,075)
Total stockholders' equity	940	36,012	19,360	15,712
Total Liabilities and Stockholders' Equity	$ (170)	$ 74,425	$ 37,943	$ 36,652

UNAUDITED PRO FORMA COMBINED BALANCE SHEET (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.
Discount on convertible notes payable	$ 900	$ 900

UNAUDITED PRO FORMA COMBINED STATEMENT OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma	Dec. 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.	May 31, 2012 Red Mountain Resources, Inc.	Dec. 31, 2012 Cross Border Resources, Inc.	Jun. 30, 2012 Cross Border Resources, Inc.
Revenue:
Oil and natural gas sales			$ 9,514	$ 17,696	$ 2,454	$ 6,325	$ 7,060	$ 11,371
Operating Expenses:
Exploration expense			31	314	31	265		49
Production taxes			745	1,217	103	403	642	814
Lease operating expenses			1,866	2,842	565	943	1,301	1,899
Natural gas transportation and marketing expenses			203	180	59	170	144	10
Depreciation, depletion, amortization and impairment	(3,136)	(1,929)	3,855	7,565	1,998	5,149	4,993	4,345
Environmental liability			2,100				2,100
Accretion of discount on asset retirement obligation			91	110	30	44	61	66
General and administrative expense			4,717	10,089	4,099	6,165	618	3,924
Total operating expenses	(3,136)	(1,929)	13,608	22,317	6,885	13,139	9,859	11,107
Loss from Operations	3,136	1,929	(4,094)	(4,621)	(4,431)	(6,814)	(2,799)	264
Other Income (Expense):
Interest and other income			(6)	204		1	(6)	203
Change in fair value of derivative liability			(295)		92		(387)
Change in fair value of warrant liability				(763)		(763)
Bond issuance amortization			(59)	(200)			(59)	(200)
Gain (loss) on derivatives				844				844
Unrealized gain (loss) on investment in Cross Border Resources, Inc. warrants	692	(282)			(692)	282
Equity in earnings of Cross Border Resources, Inc.	431	316			(431)	(316)
Interest expense	49	77	(1,666)	(2,501)	(1,437)	(2,097)	(278)	(481)
Unrealized loss on debentures			(48)		(48)
Unrealized loss on note receivable				(2,725)		(2,725)
Total Other Expense	1,172	111	(2,074)	(5,141)	(2,516)	(5,618)	(730)	366
Loss Before Income Taxes	4,308	2,040	(6,168)	(9,762)	(6,947)	(12,432)	(3,529)	630
Income tax provision
Net loss	$ 4,308	$ 2,040	$ (6,168)	$ (9,762)	$ (6,947)	$ (12,432)	$ (3,529)	$ 630
Basic and diluted net loss per common share (in dollars per share)			$ (0.06)	$ (0.11)	$ (0.08)	$ (0.17)	$ (0.22)	$ 0.04
Basic and diluted weighted average common shares outstanding (in shares)	(4,055)	(4,070)	101,148	85,878	89,045	73,775	16,158	16,173

BASIS OF PRO FORMA PRESENTATION	6 Months Ended
Nov. 30, 2012
Basis Of Pro Forma Presentation
BASIS OF PRO FORMA PRESENTATION
NOTE 1. BASIS OF PRO FORMA PRESENTATION

The unaudited pro forma combined financial statements of Red Mountain were prepared using the acquisition method of accounting as set forth under applicable Financial Accounting Standards Board (“FASB”) accounting guidance for business combinations. Under this guidance, Red Mountain is the acquirer. The pro forma information is based on the historical financial statements of Red Mountain and Cross Border.

The pro forma adjustments represent management’s estimates based on information available as of the time this document was prepared and are subject to revision as additional information becomes available and additional analyses are performed. The pro forma financial statements do not reflect the impact of possible revenue or earnings enhancements, cost savings from operating efficiencies or synergies, or asset dispositions. Also, the pro forma financial statements do not reflect possible adjustments related to restructuring or integration activities that have yet to be determined or transaction or other costs following the Acquisition that are not expected to have a continuing impact.

PRO FORMA ADJUSTMENTS AND ASSUMPTIONS	6 Months Ended
Nov. 30, 2012
Pro Forma Adjustments And Assumptions
PRO FORMA ADJUSTMENTS AND ASSUMPTIONS
NOTE 2. PRO FORMA ADJUSTMENTS AND ASSUMPTIONS

The accompanying unaudited pro forma combined financial statements have been prepared as if the Acquisition was completed on (1) November 30, 2012 for Red Mountain and December 31, 2012 for Cross Border for balance sheet purposes and (2) June 1, 2011 for Red Mountain and January 1, 2012 for Cross Border for statements of operations purposes. The accompanying unaudited pro forma combined financial statements reflect the following pro forma adjustments:

A.	To eliminate intercompany receivables and payables. Cross Border owed Red Mountain $204,479 and $215,495 as of December 31, 2012 and November 30, 2012, respectively.

B.
To record 11,996,710 shares of common stock of Red Mountain, valued at $10,569,282, based on the closing price on the Over the Counter Bulletin Board (the “OTCBB”) on the dates of issuance, that were issued to acquire shares of Cross Border common stock from December 1, 2012 through the closing of the Acquisition.

C.
To eliminate Red Mountain’s equity method investment in outstanding shares of common stock of Cross Border and equity method losses for the fiscal year ended May 31, 2012 and the six months ended November 30, 2012. To record minority interest for the 22% of Cross Border’s outstanding common stock not owned by Red Mountain as of January 28, 2013 (the “Minority Interest”). The Minority Interest was valued at $6,358,594 based on the fair value of Cross Border’s outstanding common stock on January 28, 2013.

D.
To eliminate Red Mountain’s investment in warrants to acquire common stock of Cross Border at November 30, 2012 and the change in fair value during the fiscal year ended May 31, 2012 and the six months ended November 30, 2012.

E.	To record adjustments to the fair value of the oil and natural gas properties and other property and equipment acquired.

F.	To eliminate Cross Border’s $101,045 of deferred debt financing costs at December 31, 2012.

G.
To eliminate Cross Border’s subordinated debt and accrued interest thereon held by Red Mountain as of December 12, 2012 and interest expense for the twelve months ended June 30, 2012 and the six months ended December 31, 2012.

H.	Adjustment to reduce the combined common stock to par value of Red Mountain shares outstanding after the Acquisition.

I.	To eliminate Cross Border’s accumulated deficit.

J.
Pro forma depletion expense gives effect to the Acquisition which required the application of purchase accounting.  The expense was calculated using estimated proved reserves as of the beginning of the period, production for the applicable period, and the fair value of the purchase price allocated to proved oil and gas properties.

K.	To eliminate transaction costs incurred by Red Mountain for the fiscal year ended May 31, 2012 and the six months ended November 30, 2012.

L.
Adjustment to basic and diluted weighted average common shares outstanding for the fiscal year ended May 31, 2012 to remove the shares of outstanding Cross Border common stock and to reflect the 15,738,002 shares of Red Mountain common stock that were issued to acquire shares of Cross Border common stock from June 1, 2012 to the date of the Acquisition.

M.
Adjustment to basic and diluted weighted average common shares outstanding for the six months ended November 30, 2012 to remove the shares of outstanding Cross Border common stock and to reflect the 11,996,710 shares of Red Mountain common stock that were issued to acquire shares of Cross Border common stock from December 1, 2012 to the date of the Acquisition.

PRO FORMA NET LOSS PER COMMON SHARE	6 Months Ended
Nov. 30, 2012
Pro Forma Net Loss Per Common Share
PRO FORMA NET LOSS PER COMMON SHARE
NOTE 3. PRO FORMA NET LOSS PER COMMON SHARE

Pro forma net loss per common share was determined by dividing the pro forma net loss by the weighted average number of common shares expected to be outstanding. All shares related to the Acquisition, as discussed in pro forma adjustment B, were assumed to have been outstanding since the beginning of each respective period presented.  There were no potentially dilutive shares for either statement of operations presented.

SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (UNAUDITED)	6 Months Ended
Nov. 30, 2012
Supplemental Pro Forma Combined Oil And Natural Gas Reserve And Standardized Measure Information
SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (UNAUDITED)
NOTE 4. SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (UNAUDITED)

The following unaudited supplemental pro forma oil and natural gas reserve tables present how the combined oil and natural gas reserves and standardized measure information of Red Mountain and Cross Border may have appeared had the Acquisition occurred on June 1, 2011. The supplemental pro forma combined oil and natural gas reserves and standardized measure information are for illustrative purposes only.

All of the reserves are located in the United States. Reserve estimates are based on the following:

(a) For Red Mountain Historical Results: as reported in its Annual Report on Form 10-K for the fiscal year ended May 31, 2012, based upon a reserve report prepared by the independent petroleum engineers of Forrest A. Garb & Associates, Inc. and Lee Engineering as of May 31, 2012;

(b) For Cross Border Historical Results: using the reserve report prepared as of December 31, 2012 by the independent petroleum engineers of Joe C. Neal & Associates, Cross Border mathematically “rolled back” reserve values to May 31, 2012, using actual sales volumes, prices, severance and production taxes, and lease operating expenses realized for each month between June 1, 2012 and December 31, 2012 (the “Rollback Data”). The sources of the Rollback Data are revenue and lease operating data for the relevant periods. This rollback of reserve volumes, revenues, taxes, and lease operating expenses for June 1, 2012 through December 31, 2012 was calculated by adding the Rollback Data for June 1, 2012 through December 31, 2012 to the volumes and values reported in the reserve report as of December 31, 2012.

Numerous uncertainties are inherent in estimating quantities and values of proved reserves and in projecting future rates of production and the amount and timing of development expenditures, including many factors beyond the property owner’s control. Reserve engineering is a subjective process of estimating the recovery from underground accumulations of oil and natural gas that cannot be measured in an exact manner. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Because all reserve estimates are to some degree subjective, the quantities of oil and gas that are ultimately recovered, production and operating costs, the amount and timing of future development expenditures and future oil and gas sales prices may each differ from those assumed in these estimates. In addition, different reserve engineers may make different estimates of reserve quantities and cash flows based upon the same available data. The standardized measure shown below represents an estimate only and should not be construed as the current market value of the estimated oil and gas reserves reported below.

Estimated Pro Forma Combined Quantities of Proved Reserves

	Red Mountain Historical		Cross Border Historical		Total Pro Forma
	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)
Proved reserves: (1)
As of May 31, 2011	844	10,450	1,577	2,391	2,421	12,841
Acquisitions	287	307	—	—	287	307
Revisions of previous estimates	(95)	(3,423)	(256)	(482)	(351)	(3,905)
Extensions and discoveries	—	—	169	289	169	289
Production	(36)	(843)	(89)	(216)	(125)	(1,059)
As of May 31, 2012	1,000	6,491	1,401	1,982	2,401	8,473

Proved developed reserves: (1)
As of May 31, 2011	2	4,479	353	1,667	355	6,145
As of May 31, 2012	158	4,365	788	1,384	946	5,749

Proved undeveloped reserves: (1)
As of May 31, 2011	842	5,971	1,224	725	2,066	6,696
As of May 31, 2012	842	2,126	613	598	1,455	2,724

(1)
Cross Border Historical and Total Pro Forma reserves include 100% of the reserve quantities attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately 348 and 309 MBbls and 527 and 437 MMcf of proved reserves as of May 31, 2011 and May 31, 2012, respectively; 78 and 173 MBbls and 368 and 305 MMcf of proved developed reserves as of May 31, 2011 and May 31, 2012, respectively; and 270 and 135 MBbls and 160 and 132 MMcf of proved undeveloped reserves as of May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Future net cash flow	$117,238	$137,582		$—	$254,820
Future production cost	(27,017)	(50,322)		—	(77,339)
Future development cost	(27,457)	(23,264)		—	(50,721)
Future income tax	(19,578)	(16,865)		—	(36,443)
Undiscounted future net cash flow	43,186	47,131		—	90,317
10% annual discount for timing of cash flow	(28,485)	(22,893)		—	(51,378)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $5,346 of the standardized measure for the fiscal year ended May 31, 2012.

Pro Forma Combined Changes in the Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Standardized measure at May 31, 2011	$35,311	$44,675	(1)	$—	$79,986	(1)
Sales of oil and gas produced, net of production costs	(4,979)	(8,629)		—	(13,608)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(1,004)	(4,041)		—	(5,045)
Purchases of reserves in place	4,352	—		—	4,352
Net changes in future development costs	(20,727)	(5,812)		—	(26,539)
Net changes due to extensions and discoveries	—	6,217		—	6,217
Development costs incurred during the year that reduced future development costs	—	(12,329)		—	(12,329)
Revisions of previous quantity estimates	(8,553)	(9,637)		—	(18,190)
Other	2,339	1,708		—	4,047
Accretion of discount	5,389	4,467		—	9,856
Change in income tax expense	2,573	7,619		—	10,192
Standardized measure at May 31, 2012	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $9,855 and $5,346 of the standardized measure for the fiscal year ended May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Capital Costs

Pro forma combined capitalized costs and accumulated depletion relating to Red Mountain and Cross Border’s oil and gas producing activities as of May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Unproved properties not being amortized	$2,617	$4,202	$—	$6,819
Proved properties being amortized	25,309	27,340	—	52,649
Accumulated depreciation, depletion and impairment	(4,756)	(8,828)	—	(13,584)
Net capitalized costs	$23,170	$22,714	$—	$45,884

Pro Forma Combined Acquisition, Exploration and Development Costs Incurred

Pro forma combined costs incurred in oil and gas property acquisition, exploration and development activities for the fiscal year ended May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Proved acreage	$2,786	$—	$—	$2,786
Unproved acreage	1,045	—	—	1,045
Development costs	15,929	12,329	—	28,258
Exploration expense	265	49	—	314
Total	$20,025	$12,378	$—	$32,403

Recorded Purchase Price	6 Months Ended
Nov. 30, 2012
Business Combinations [Abstract]
Recorded Purchase Price
Red Mountain recorded the purchase price as follows:

Purchase Price:
Fair value of 20,542,009 Red Mountain shares exchanged for Cross Border common stock	$18,282,388
Cash acquisition of Cross Border common stock	$3,491,793
Acquisition of Cross Border note payable and accrued interest	$697,039
Total consideration paid	$22,471,220

Add: Estimated Fair Value of Liabilities Assumed:
Accounts payable	$4,608,926
Asset retirement obligations	3,329,192
Environmental liability	2,100,000
Line of credit	8,750,000
Creditors payable	1,352,783
Accrued expense and other liabilities	114,692
Amount attributable to liabilities assumed	20,255,593
Noncontrolling interest	6,358,594
Total purchase price	$49,085,407

Estimated Fair Value of Net Assets Acquired:
Cash	$279,233
Accounts receivable	3,147,226
Prepaid and other current assets	450,615
Derivative assets	34,976
Other property and equipment	51,726
Proven oil and gas assets	19,959,000
Unproven oil and gas assets	25,108,307
Other long-term assets	54,324
Amount attributable to net assets acquired	$49,085,407

The historical consolidated financial statements have been adjusted in the pro forma financial statements to give effect to pro forma events that are: (1) directly attributable to the Acquisition; (2) factually supportable; and (3) with respect to the pro forma statements of operations, expected to have a continuing impact on the combined results of Red Mountain and Cross Border following the Acquisition. The pro forma financial statements do not reflect any cost savings (or associated costs to achieve such savings) from operating efficiencies or synergies that could result from the Acquisition, nor do they include any potential revenue or earnings enhancements that may be achieved with the combined capabilities of the companies.

Assumptions and estimates underlying the unaudited adjustments to the pro forma financial statements (the “pro forma adjustments”) are described in the accompanying notes to the pro forma financial statements. Since the pro forma financial statements have been prepared based on preliminary estimates, the final amounts recorded may differ materially from the information presented, as described further in the accompanying notes.

These unaudited pro forma combined financial statements are provided for illustrative purposes only and are not necessarily indicative of the results that actually would have occurred had the transactions been in effect on the dates or for the periods indicated or of results that may occur in the future. The pro forma financial statements should be read in conjunction with (1) the historical consolidated financial statements and accompanying notes and “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” which are set forth in Red Mountain’s Annual Report on Form 10-K for the fiscal year ended May 31, 2012 and in Red Mountain’s Quarterly Report on Form 10-Q for the quarters ended November 30, 2012 and 2011, and (2) the historical consolidated financial statements and accompanying notes and “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” which are set forth in Cross Border’s Annual Report on Form 10-K for the year ended December 31, 2012, and in Cross Border’s Quarterly Reports on Form 10-Q for the quarters ended June 30, 2012 and 2011.

SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Tables)	6 Months Ended
Nov. 30, 2012
Supplemental Pro Forma Combined Oil And Natural Gas Reserve And Standardized Measure Information Tables
Estimated Pro Forma Combined Quantities of Proved Reserves

Estimated Pro Forma Combined Quantities of Proved Reserves

	Red Mountain Historical		Cross Border Historical		Total Pro Forma
	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)
Proved reserves: (1)
As of May 31, 2011	844	10,450	1,577	2,391	2,421	12,841
Acquisitions	287	307	—	—	287	307
Revisions of previous estimates	(95)	(3,423)	(256)	(482)	(351)	(3,905)
Extensions and discoveries	—	—	169	289	169	289
Production	(36)	(843)	(89)	(216)	(125)	(1,059)
As of May 31, 2012	1,000	6,491	1,401	1,982	2,401	8,473

Proved developed reserves: (1)
As of May 31, 2011	2	4,479	353	1,667	355	6,145
As of May 31, 2012	158	4,365	788	1,384	946	5,749

Proved undeveloped reserves: (1)
As of May 31, 2011	842	5,971	1,224	725	2,066	6,696
As of May 31, 2012	842	2,126	613	598	1,455	2,724

(1)
Cross Border Historical and Total Pro Forma reserves include 100% of the reserve quantities attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately 348 and 309 MBbls and 527 and 437 MMcf of proved reserves as of May 31, 2011 and May 31, 2012, respectively; 78 and 173 MBbls and 368 and 305 MMcf of proved developed reserves as of May 31, 2011 and May 31, 2012, respectively; and 270 and 135 MBbls and 160 and 132 MMcf of proved undeveloped reserves as of May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Standardized Measure of Discounted Future Net Cash Flows
Pro Forma Combined Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Future net cash flow	$117,238	$137,582		$—	$254,820
Future production cost	(27,017)	(50,322)		—	(77,339)
Future development cost	(27,457)	(23,264)		—	(50,721)
Future income tax	(19,578)	(16,865)		—	(36,443)
Undiscounted future net cash flow	43,186	47,131		—	90,317
10% annual discount for timing of cash flow	(28,485)	(22,893)		—	(51,378)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $5,346 of the standardized measure for the fiscal year ended May 31, 2012.

Pro Forma Combined Changes in the Standardized Measure of Discounted Future Net Cash Flows
Pro Forma Combined Changes in the Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Standardized measure at May 31, 2011	$35,311	$44,675	(1)	$—	$79,986	(1)
Sales of oil and gas produced, net of production costs	(4,979)	(8,629)		—	(13,608)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(1,004)	(4,041)		—	(5,045)
Purchases of reserves in place	4,352	—		—	4,352
Net changes in future development costs	(20,727)	(5,812)		—	(26,539)
Net changes due to extensions and discoveries	—	6,217		—	6,217
Development costs incurred during the year that reduced future development costs	—	(12,329)		—	(12,329)
Revisions of previous quantity estimates	(8,553)	(9,637)		—	(18,190)
Other	2,339	1,708		—	4,047
Accretion of discount	5,389	4,467		—	9,856
Change in income tax expense	2,573	7,619		—	10,192
Standardized measure at May 31, 2012	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $9,855 and $5,346 of the standardized measure for the fiscal year ended May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Capital Costs
Pro forma combined capitalized costs and accumulated depletion relating to Red Mountain and Cross Border’s oil and gas producing activities as of May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Unproved properties not being amortized	$2,617	$4,202	$—	$6,819
Proved properties being amortized	25,309	27,340	—	52,649
Accumulated depreciation, depletion and impairment	(4,756)	(8,828)	—	(13,584)
Net capitalized costs	$23,170	$22,714	$—	$45,884

Pro Forma Combined Acquisition, Exploration and Development Costs Incurred
Pro forma combined costs incurred in oil and gas property acquisition, exploration and development activities for the fiscal year ended May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Proved acreage	$2,786	$—	$—	$2,786
Unproved acreage	1,045	—	—	1,045
Development costs	15,929	12,329	—	28,258
Exploration expense	265	49	—	314
Total	$20,025	$12,378	$—	$32,403

Recorded Purchase Price (Tables)	6 Months Ended
Nov. 30, 2012
Business Combinations [Abstract]
Schedule of recorded purchase price
Fair value of 20,542,009 Red Mountain shares exchanged for Cross Border common stock	$18,282,388
Cash acquisition of Cross Border common stock	$3,491,793
Acquisition of Cross Border note payable and accrued interest	$697,039
Total consideration paid	$22,471,220

Add: Estimated Fair Value of Liabilities Assumed:
Accounts payable	$4,608,926
Asset retirement obligations	3,329,192
Environmental liability	2,100,000
Line of credit	8,750,000
Creditors payable	1,352,783
Accrued expense and other liabilities	114,692
Amount attributable to liabilities assumed	20,255,593
Noncontrolling interest	6,358,594
Total purchase price	$49,085,407

Estimated Fair Value of Net Assets Acquired:
Cash	$279,233
Accounts receivable	3,147,226
Prepaid and other current assets	450,615
Derivative assets	34,976
Other property and equipment	51,726
Proven oil and gas assets	19,959,000
Unproven oil and gas assets	25,108,307
Other long-term assets	54,324
Amount attributable to net assets acquired	$49,085,407

PRO FORMA ADJUSTMENTS AND ASSUMPTIONS (Details Narrative) (USD $)	12 Months Ended
	May 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma
Stock issued in an acquisition	$ 10,569,282
Stock issued in an acquisition, shares	11,996,710
Minority interest percentage		22.00%

SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details)	12 Months Ended
May 31, 2012 MBbls
Oil
As of May 31, 2011	2,421
Acquisitions	287
Revisions of previous estimates	(351)
Extensions and discoveries	169
Production	(125)
As of May 31, 2012	2,401
Proved developed reserves:
As of May 31, 2011	355
As of May 31, 2012	946
Proved undeveloped reserves:
As of May 31, 2011	2,066
As of May 31, 2012	1,455
Oil | Red Mountain Resources, Inc.
As of May 31, 2011	844
Acquisitions	287
Revisions of previous estimates	(95)
Extensions and discoveries
Production	(36)
As of May 31, 2012	1,000
Proved developed reserves:
As of May 31, 2011	2
As of May 31, 2012	158
Proved undeveloped reserves:
As of May 31, 2011	842
As of May 31, 2012	842
Oil | Cross Border Resources, Inc.
As of May 31, 2011	1,577
Acquisitions
Revisions of previous estimates	(256)
Extensions and discoveries	169
Production	(89)
As of May 31, 2012	1,401
Proved developed reserves:
As of May 31, 2011	353
As of May 31, 2012	788
Proved undeveloped reserves:
As of May 31, 2011	1,224
As of May 31, 2012	613
Gas
As of May 31, 2011	12,841
Acquisitions	307
Revisions of previous estimates	(3,905)
Extensions and discoveries	289
Production	(1,059)
As of May 31, 2012	8,473
Proved developed reserves:
As of May 31, 2011	6,145
As of May 31, 2012	5,749
Proved undeveloped reserves:
As of May 31, 2011	6,696
As of May 31, 2012	2,724
Gas | Red Mountain Resources, Inc.
As of May 31, 2011	10,450
Acquisitions	307
Revisions of previous estimates	(3,423)
Extensions and discoveries
Production	(843)
As of May 31, 2012	6,491
Proved developed reserves:
As of May 31, 2011	4,479
As of May 31, 2012	4,365
Proved undeveloped reserves:
As of May 31, 2011	5,971
As of May 31, 2012	2,126
Gas | Cross Border Resources, Inc.
As of May 31, 2011	2,391
Acquisitions
Revisions of previous estimates	(482)
Extensions and discoveries	289
Production	(216)
As of May 31, 2012	1,982
Proved developed reserves:
As of May 31, 2011	1,667
As of May 31, 2012	1,384
Proved undeveloped reserves:
As of May 31, 2011	725
As of May 31, 2012	598

SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Pro Forma Adjustments
Future net cash flow
Future production cost
Future development cost
Future income tax
Undiscounted future net cash flow
10% annual discount for timing of cash flow
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Pro Forma
Future net cash flow	254,820
Future production cost	(77,339)
Future development cost	(50,721)
Future income tax	(36,443)
Undiscounted future net cash flow	90,317
10% annual discount for timing of cash flow	(51,378)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	38,939
Red Mountain Resources, Inc.
Future net cash flow	117,238
Future production cost	(27,017)
Future development cost	(27,457)
Future income tax	(19,578)
Undiscounted future net cash flow	43,186
10% annual discount for timing of cash flow	(28,485)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	14,701
Cross Border Resources, Inc.
Future net cash flow	137,582
Future production cost	(50,322)
Future development cost	(23,264)
Future income tax	(16,865)
Undiscounted future net cash flow	47,131
10% annual discount for timing of cash flow	(22,893)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	$ 24,238

SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Pro Forma Adjustments
Standardized measure, beginning
Sales of oil and gas produced, net of production costs
Net changes in sales and transfer prices and in production (lifting) costs related to future production
Purchases of reserves in place
Net changes in future development costs
Net changes due to extensions and discoveries
Development costs incurred during the year that reduced future development costs
Revisions of previous quantity estimates
Other
Accretion of discount
Change in income tax expense
Standardized measure, ending
Pro Forma
Standardized measure, beginning	79,986
Sales of oil and gas produced, net of production costs	(13,608)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(4,329)
Purchases of reserves in place	4,352
Net changes in future development costs	(26,539)
Net changes due to extensions and discoveries	6,218
Development costs incurred during the year that reduced future development costs	(12,329)
Revisions of previous quantity estimates	(18,190)
Other	3,330
Accretion of discount	9,856
Change in income tax expense	10,192
Standardized measure, ending	38,939
Red Mountain Resources, Inc.
Standardized measure, beginning	35,311
Sales of oil and gas produced, net of production costs	(4,979)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(1,004)
Purchases of reserves in place	4,352
Net changes in future development costs	(20,727)
Net changes due to extensions and discoveries
Development costs incurred during the year that reduced future development costs
Revisions of previous quantity estimates	(8,553)
Other	2,339
Accretion of discount	5,389
Change in income tax expense	2,573
Standardized measure, ending	14,701
Cross Border Resources, Inc.
Standardized measure, beginning	44,675
Sales of oil and gas produced, net of production costs	(8,629)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(3,325)
Purchases of reserves in place
Net changes in future development costs	(5,812)
Net changes due to extensions and discoveries	6,217
Development costs incurred during the year that reduced future development costs	(12,329)
Revisions of previous quantity estimates	(9,637)
Other	991
Accretion of discount	4,467
Change in income tax expense	7,619
Standardized measure, ending	$ 24,238

SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Pro Forma Adjustments	May 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma	May 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.	May 31, 2012 Red Mountain Resources, Inc.	Dec. 31, 2012 Cross Border Resources, Inc.	May 31, 2012 Cross Border Resources, Inc.
Unproved properties not being amortized	$ 20,906		$ 27,518	$ 6,819	$ 2,410	$ 2,617	$ 4,202	$ 4,202
Proved properties being amortized	(24,086)		45,493	52,649	25,533	25,309	44,046	27,340
Accumulated depreciation, depletion and impairment				(13,584)		(4,756)		(8,828)
Net capitalized costs	$ 12,839		$ 67,302	$ 45,884	$ 22,181	$ 23,170	$ 32,282	$ 22,714

SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Red Mountain Resources, Inc.
Proved acreage	$ 2,786
Unproved acreage	1,045
Development costs	15,929
Exploration expense	265
Total	20,025
Cross Border Resources, Inc.
Proved acreage
Unproved acreage
Development costs	12,329
Exploration expense	49
Total	12,378
Pro Forma Adjustments
Proved acreage
Unproved acreage
Development costs
Exploration expense
Total
Pro Forma
Proved acreage	2,786
Unproved acreage	1,045
Development costs	28,258
Exploration expense	314
Total	$ 32,403

Recorded purchase price (Details) (USD $)	0 Months Ended
Jan. 28, 2013
Purchase Price:
Fair value of 20,542,009 Red Mountain shares exchanged for Cross Border common stock	$ 18,282,388
Cash acquisition of Cross Border common stock	3,491,793
Acquisition of Cross Border note payable and accrued interest	697,039
Total consideration paid	22,471,220
Add: Estimated Fair Value of Liabilities Assumed:
Accounts payable	4,608,926
Asset retirement obligations	3,329,192
Environmental liability	2,100,000
Line of credit	8,750,000
Creditors payable	1,352,783
Accrued expense and other liabilities	114,692
Amount attributable to liabilities assumed	20,255,593
Noncontrolling interest	6,358,594
Total purchase price	49,085,407
Estimated Fair Value of Net Assets Acquired:
Cash	279,233
Accounts receivable	3,147,226
Prepaid and other current assets	450,615
Derivative assets	34,976
Other property and equipment	51,726
Proven oil and gas assets	19,959,000
Unproven oil and gas assets	25,108,307
Other long-term assets	54,324
Amount attributable to net assets acquired	$ 49,085,407
Red Mountain number of shares exchanged for Cross Border common stock	20,542,009